Fair Value (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of the Carrying Amounts and Estimated Fair Values of Financial Instrument

The carrying amounts and estimated fair values of financial instrument as of June 30, 2024 and December 31, 2023, were as follows:

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
June 30, 2024
Financial assets:
Cash and due from banks	$8,565	$8,565	$8,565	$—	$—
Interest-bearing cash equivalents	$50,850	$50,850	$50,850	$—	$—
Securities available for sale	$249,196	$249,196	$—	$249,196	$—
Loans held for sale	$34,891	$34,891	$—	$34,891	$—
Loans held for investment, net	$717,094	$683,839	$—	$—	$683,839
Derivative assets	$541	$541	$—	$541	$—
Mortgage servicing rights	$1,032	$1,942	$—	$1,942	$—
Accrued interest receivable	$5,820	$5,820	$—	$—	$5,820
Financial Liabilities:
Deposits	$770,623	$678,018	$—	$678,018	$—
Escrows	$9,479	$9,479	$9,479	$—	$—
Other borrowings	$218,500	$217,826	$—	$217,826	$—
Accrued interest payable	$3,327	$3,327	$—	$—	$3,327

December 31, 2023
Financial assets:
Cash and due from banks	$5,795	$5,795	$5,795	$—	$—
Interest-bearing cash equivalents	$81,313	$81,313	$81,313	$—	$—
Securities available for sale	$249,898	$249,898	$—	$249,898	$—
Loans held for sale	$22,576	$22,576	$—	$22,576	$—
Loans held for investment, net	$659,481	$661,600	$—	$—	$661,600
Derivative assets	$184	$184	$—	$184	$—
Mortgage servicing rights	$2,231	$6,934	$—	$6,934	$—
Accrued interest receivable	$5,506	$5,506	$—	$—	$5,506
Financial Liabilities:
Deposits	$769,288	$706,000	$—	$706,000	$—
Escrows	$11,774	$11,774	$11,774	$—	$—
Other borrowings	$172,200	$171,160	$—	$171,160	$—
Accrued interest payable	$524	$524	$—	$—	$524